Financial income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Financial income and expenses
Schedule of financial income and expenses

	Year ended December 31,
(in thousands of euros)	2023	2024	2025
Income from cash equivalents	991	1,143	2,945
Foreign exchange gains	797	1,715	1,225
Other financial income	—	30	—
Total financial income	1,788	2,888	4,169
Interest cost (1)	(5,178)	(12,178)	(33,564)
Foreign exchange losses	(1,269)	(1,035)	(3,524)
Losses on fair value variation	(389)	(75,641)	(179,774)
Other financial expenses	(46)	(64)	(59)
Total financial expenses	(6,882)	(88,917)	(216,922)
Net financial income (loss)	(5,095)	(86,029)	(212,752)

(1)Including remeasurement of Royalty certificates.